Business Combination - Fair value of the identifiable assets and liabilities, AvanStrate Inc (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Dec. 28, 2017 INR (₨)	Dec. 28, 2017 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 INR (₨)	Dec. 28, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred tax assets				₨ 0
Bargain Gain (C-D-E)			₨ 720
AvanStrate Inc. [member] | Provisional Fair Value at Acquisition Date [member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment (including CWIP)	₨ 15,476
Intangible assets	2,048
Deferred tax assets	1,258
Other non-current assets	426
Non-current assets	19,208
Inventories	1,383
Trade and other receivables	2,288
Cash and cash equivalents	1,515
Current Assets	5,186
Total Assets (A)	24,394
Medium and long term borrowings (excluding borrowings from immediate parent)	6,308
Deferred tax liabilities	4,951
Other non-current liabilities	232
Total non-current liabilities	11,491
Other current liabilities	1,280
Total Liabilities (B)	12,771
Net Assets (C=A-B)	11,623
Cash Consideration Paid for 51.63% stake & Debt acquired	10,100
Total Purchase Consideration (D)	10,100
Non-Controlling interest on acquisition (48.37% of net assets after adjustment of fair value of borrowings from immediate parent of Rs 9,029 million) (E)	736
Bargain Gain (C-D-E)	787
Acquisition costs recognized in Consolidated statements of profit or loss	(452)
AvanStrate Inc. [member] | Fair Value Adjustment [member]
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities	340
Total non-current liabilities	340
Total Liabilities (B)	340
Net Assets (C=A-B)	(340)
Less: Fair Value of Conversion option asset on debt acquired net of the fair value of Put option liability towards acquisition of Non-controllinginterests	(1,081)
Total Purchase Consideration (D)	(1,081)
Non-Controlling interest on acquisition (48.37% of net assets after adjustment of fair value of borrowings from immediate parent of Rs 9,029 million) (E)	356
Bargain Gain (C-D-E)	385
AvanStrate Inc. [member] | Fair Value at Acquisition Date [member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment (including CWIP)	15,476				$ 224
Intangible assets	2,048				30
Deferred tax assets	1,258				18
Other non-current assets	426				6
Non-current assets	19,208				278
Inventories	1,383				20
Trade and other receivables	2,288				33
Cash and cash equivalents	1,515				22
Current Assets	5,186				75
Total Assets (A)	24,394				353
Medium and long term borrowings (excluding borrowings from immediate parent)	6,308				91
Deferred tax liabilities	5,291				77
Other non-current liabilities	232				3
Total non-current liabilities	11,831				171
Other current liabilities	1,280				19
Total Liabilities (B)	13,111				190
Net Assets (C=A-B)	11,283				163
Cash Consideration Paid for 51.63% stake & Debt acquired	10,100				146
Less: Fair Value of Conversion option asset on debt acquired net of the fair value of Put option liability towards acquisition of Non-controllinginterests	(1,081)				(16)
Total Purchase Consideration (D)	9,019				130
Non-Controlling interest on acquisition (48.37% of net assets after adjustment of fair value of borrowings from immediate parent of Rs 9,029 million) (E)	1,092				$ 16
Bargain Gain (C-D-E)	1,172	$ 17
Acquisition costs recognized in Consolidated statements of profit or loss	₨ (452)	$ (7)